Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	December 31, 2019	December 31, 2020
Audit fees	$232	$341
Legal fees	40	137
Other professional fees	1,540	2,300
Vessel Operating and voyage expenses	37,555	12,481
Loan and interest rate swaps interest and financing fees	7,394	5,547
Income tax	-	134
Total Accrued Liabilities	$46,761	$20,940